Schedule of Investments (unaudited)
December 31, 2023
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 28.5%
CareTrust REIT, Inc.	177,732	$ 3,977,642
Community Healthcare Trust, Inc.	47,270	1,259,273
Diversified Healthcare Trust	423,217	1,582,832
Global Medical REIT, Inc.	108,025	1,199,077
Healthcare Realty Trust, Inc.	679,173	11,702,151
Healthpeak Properties, Inc.	978,590	19,376,082
LTC Properties, Inc.	72,653	2,333,614
Medical Properties Trust, Inc.	1,061,482	5,211,877
National Health Investors, Inc.	74,077	4,137,200
Omega Healthcare Investors, Inc.	437,591	13,416,540
Physicians Realty Trust	422,172	5,619,109
Sabra Health Care REIT, Inc.	410,558	5,858,663
Universal Health Realty Income Trust	22,791	985,711
Ventas, Inc.	590,198	29,415,468
Welltower, Inc.	898,798	81,044,616
		187,119,855
Residential REITs — 46.5%
American Homes 4 Rent, Class A	595,490	21,413,820
Apartment Income REIT Corp.	266,026	9,239,083
Apartment Investment & Management Co., Class A(a)	259,069	2,028,510
AvalonBay Communities, Inc.	237,218	44,411,954
BRT Apartments Corp.	21,012	390,613
Camden Property Trust	185,557	18,423,955
Centerspace	26,774	1,558,247
Elme Communities	155,704	2,273,278
Equity LifeStyle Properties, Inc.	317,717	22,411,757
Equity Residential	624,328	38,183,901
Essex Property Trust, Inc.	114,184	28,310,781
Independence Realty Trust, Inc.	400,196	6,122,999
Invitation Homes, Inc.	810,980	27,662,528
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	207,675	$ 27,923,981
NexPoint Residential Trust, Inc.	39,979	1,376,477
Sun Communities, Inc.	208,017	27,801,472
UDR, Inc.	586,814	22,469,108
UMH Properties, Inc.	106,011	1,624,089
Veris Residential, Inc.	140,566	2,211,103
		305,837,656
Specialized REITs — 24.4%
CubeSmart	399,969	18,538,563
Extra Space Storage, Inc.	350,047	56,123,035
National Storage Affiliates Trust	144,231	5,981,260
Public Storage	262,314	80,005,770
		160,648,628
Total Long-Term Investments — 99.4% (Cost: $788,785,416)		653,606,139
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	1,471,674	1,471,674
Total Short-Term Securities — 0.2% (Cost: $1,471,674)		1,471,674
Total Investments — 99.6% (Cost: $790,257,090)		655,077,813
Other Assets Less Liabilities — 0.4%		2,632,577
Net Assets — 100.0%		$ 657,710,390
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,066,711	$ 404,963(a)	$ —	$ —	$ —	$ 1,471,674	1,471,674	$ 45,802	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	113	03/15/24	$ 4,028	$ 123,645

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Residential and Multisector Real Estate ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 653,606,139	$ —	$ —	$ 653,606,139
Short-Term Securities
Money Market Funds	1,471,674	—	—	1,471,674
	$ 655,077,813	$ —	$ —	$ 655,077,813
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 123,645	$ —	$ —	$ 123,645
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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